Document and Entity Information	Nov. 06, 2019
Document and Entity Information
Document Type	8-K
Document Period End Date	Nov. 06, 2019
Entity File Number	001-37463
Entity Registrant Name	Glaukos Corporation
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	33-0945406
Entity Address, Address Line One	229 Avenida Fabricante
Entity Address, State or Province	CA
Entity Address, City or Town	San Clemente
Entity Address, Postal Zip Code	92672
City Area Code	949
Local Phone Number	367-9600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	GKOS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001192448
Amendment Flag	false